Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset, net
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Software	1,438,174	1,438,175	206,498
Less: accumulated depreciation	(517,266)	(680,216)	(97,668)
Intangible asset, net	920,908	757,959	108,830